To State Street Bank and Trust Company,
Owner Trustee of College and University Facility Loan Trust One:

In planning and performing our audit of the financial statements of College and University Facility Loan Trust One (a Massachusetts business trust) for the year ended November 30, 1995, we considered its internal control structure, including procedures for safeguarding securities, in order to determine our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-SAR, not to provide assurance on the internal control structure.

The management of College and University Facility Loan Trust One is responsible for establishing and maintaining an internal control structure. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of internal control structure policies and procedures. Two of the objectives of an internal control structure are to provide management with reasonable, but not absolute, assurance that assets are safeguarded against loss from unauthorized use or disposition and transactions are executed in accordance with management's authorization and recorded properly to permit preparation of financial statements in conformity with generally accepted accounting principles.

Because of inherent limitations in any internal control structure, errors or irregularities may occur and may not be detected. Also, projection of any evaluation of the structure to future periods is subject to the risk that it may become inadequate because of changes in conditions or that the effectiveness of the design and operation may deteriorate.

Our consideration of the internal control structure would not necessarily disclose all matters in the internal control structure that might be material weaknesses under standards established by the American Institute of Certified Public Accountants. A material weakness is a condition in which the design or operation of the specific internal control structure elements does not reduce to a relatively low level the risk that errors or irregularities in amounts that would be material in relation to the financial statements being audited may occur and not be detected within a timely period by employees in the normal course of performing their assigned functions. However, we noted no matters involving the internal control structure, including procedures for safeguarding securities, that we consider to be material weaknesses as defined above as of November 30, 1995.

This report is intended solely for the information and use of the Owner Trustee and the Securities and Exchange Commission.




Boston, Massachusetts
December 29, 1995

                             COLLEGE AND UNIVERSITY
                             FACILITY LOAN TRUST ONE

                              FINANCIAL STATEMENTS
                             AS OF NOVEMBER 30, 1995

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To State Street Bank and Trust Company (Owner Trustee):

We have audited the accompanying balance sheet of College and University Facility Loan Trust One (a Massachusetts business trust), including the schedule of investments, as of November 30, 1995, and the related statements of operations and cash flows for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended, and the selected financial highlights for each of the periods presented. These financial statements and the selected financial highlights are the responsibility of the Owner Trustee. Our responsibility is to express an opinion on these financial statements and the selected financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the selected financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the Loans and Investments as of November 30, 1995 by correspondence with General Electric Capital Corporation and Federal National Mortgage Association, respectively. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the selected financial highlights referred to above present fairly, in all material respects, the financial position of College and University Facility Loan Trust One as of November 30, 1995, and the results of its operations and its cash flows for the year then ended, and the changes in its net assets for each of the two years in the period then ended, and the selected financial highlights for the periods presented, in conformity with generally accepted accounting principles.



Boston, Massachusetts
December 29, 1995

                                              College and University
                                             Facility Loan Trust One

                                                       Balance Sheet

================================================================================

November 30,                                                                                 1995
=================================================================================================
Assets

Investments, at amortized cost, net of allowance for possible loan losses
 of $525,000 (Notes 1, 2, 6, 7 and 8 and Schedule of Investments)                    $ 97 705 496
Cash                                                                                      137 996
Interest receivable                                                                     1 264 100
Deferred bond issuance costs (Note 2)                                                   1 253 654
-------------------------------------------------------------------------------------------------
     Total assets                                                                    $100 361 246
=================================================================================================

Liabilities

Bonds payable (Note 3)                                                               $ 82 725 653
Interest payable (Note 3)                                                               4 284 769
Accrued expenses and other liabilities                                                    119 311
Class A redemption payable (Note 5)                                                       204 277
Dividend payable (Note 5)                                                                 369 718
-------------------------------------------------------------------------------------------------
     Total liabilities                                                                 87 703 728
-------------------------------------------------------------------------------------------------

Net Assets

Class A Preferred Certificates, par value $1 - authorized and outstanding -
 5,376,365 certificates (preference as to annual dividends of 13.25%,
 mandatory redemption and liquidation at par value) (Note 5)                            5 376 365
-------------------------------------------------------------------------------------------------
Class B Certificates, par value $1 - authorized, issued
 and outstanding - 1,001,643 certificates (Note 5)                                      1 001 643
Accumulated deficit                                                                     (525 000)
Paid-in capital (Note 2)                                                                6 804 510
-------------------------------------------------------------------------------------------------
     Total net assets applicable to Class B certificateholders                          7 281 153
-------------------------------------------------------------------------------------------------
     Total net assets                                                                $ 12 657 518
=================================================================================================
     Net asset value per Class B certificate
      (based on 1,001,643 certificates outstanding)                                         $7.27
=================================================================================================

      The accompanying notes are an integral part of these financial statements.

                                              College and University
                                             Facility Loan Trust One

                                             Statement of Operations

================================================================================

Year Ended November 30,                                                                      1995
=================================================================================================
Investment income:
   Interest income (Note 2)                                                           $11 055 220
-------------------------------------------------------------------------------------------------

Expenses:
   Interest expense (Note 3)                                                            8 724 397
   Amortization of deferred bond issuance costs (Note 2)                                  176 558
   Servicer fees (Note 4)                                                                  87 055
   Trustee fees (Note 4)                                                                   65 668
   Other trust and bond administration expenses                                           224 310
-------------------------------------------------------------------------------------------------

     Total expenses                                                                     9 277 988
-------------------------------------------------------------------------------------------------

     Net investment income                                                              1 777 232

Provision for possible loan losses (Notes 2 and 6)                                       (400 000)
-------------------------------------------------------------------------------------------------

     Net increase in net assets resulting from operations                               1 377 232

Dividends to Class A Preferred Certificateholders                                        (716 464)
-------------------------------------------------------------------------------------------------

     Net increase in net assets applicable to Class B
      certificateholders resulting from operations                                   $    660 768
=================================================================================================

      The accompanying notes are an integral part of these financial statements.

                                              College and University
                                             Facility Loan Trust One

                                             Statement of Cash Flows

================================================================================

Year Ended November 30,                                                                      1995
=================================================================================================
Cash flows from operating activities:
   Interest received                                                                  $ 5 153 784
   Interest paid                                                                       (9 085 342)
   Operating expenses paid                                                               (338 147)
-------------------------------------------------------------------------------------------------

       Net cash used for operating activities                                          (4 269 705)
-------------------------------------------------------------------------------------------------

Cash flows from investing activities:
   Net increase in funds held under investment agreements                              (3 286 971)
   Principal payments on Loans                                                         14 587 360
-------------------------------------------------------------------------------------------------

       Net cash provided by investing activities                                       11 300 389
-------------------------------------------------------------------------------------------------

Cash flows from financing activities:
   Principal repayments on Bonds                                                       (7 077 346)
-------------------------------------------------------------------------------------------------

       Net cash used for financing activities                                          (7 077 346)
-------------------------------------------------------------------------------------------------

Net decrease in cash                                                                      (46 662)

Cash, beginning of year                                                                   184 658
-------------------------------------------------------------------------------------------------

Cash, end of year                                                                     $   137 996
=================================================================================================

Reconciliation of net increase in net assets resulting from operations to net cash used for operating activities:
   Net increase in net assets resulting from operations                               $ 1 377 232
   Provision for possible loan losses                                                     400 000
   Decrease in interest receivable                                                          8 742
   Increase in accrued expenses and other liabilities                                      38 887
   Decrease in bond interest payable                                                     (360 945)
   Amortization of deferred Bond issuance costs                                           176 558
   Amortization of purchase discount on Loans                                          (5 910 179)
-------------------------------------------------------------------------------------------------

       Net cash used for operating activities                                         $(4 269 705)
=================================================================================================

      The accompanying notes are an integral part of these financial statements.

                                              College and University
                                             Facility Loan Trust One

                                 Statements of Changes in Net Assets
                                                        (Note 2 (f))
================================================================================


Years Ended November 30,                                                    1995             1994
=================================================================================================
From operations:
   Net investment income                                             $ 1 777 232      $ 3 049 044
   Provision for possible loan losses                                   (400 000)        (125 000)

Dividends to certificateholders:
   Class A Preferred certificateholders ($.1325 per certificate annually):
     From net investment income                                         (639 242)        (418 797)
     As tax return of capital                                            (77 222)        (303 715)
-------------------------------------------------------------------------------------------------

     Net increase in net assets applicable to Class B
      certificateholders resulting from operations                       660 768        2 201 532
-------------------------------------------------------------------------------------------------

Capital certificate transactions (Note 5):
   Redemptions of Class A Preferred certificates,
    (204,277 and 1,088,455 certificates in 1995 and 1994, respectively) (204 277)     (1 088 455)
   Issuance of additional 13.25% Class A Preferred
    certificates as paid-in-kind dividend (346,746
    and 325,201 certificates in 1995 and 1994, respectively)             346 746          325 201
-------------------------------------------------------------------------------------------------

     Net increase (decrease) in net assets resulting from
      capital certificate transactions                                   142 469        (763 254)
-------------------------------------------------------------------------------------------------

Net increase in net assets                                               803 237        1 438 278

Net assets:
   Beginning of year                                                  11 854 281       10 416 003
-------------------------------------------------------------------------------------------------

   End of year                                                       $12 657 518      $11 854 281
=================================================================================================

      The accompanying notes are an integral part of these financial statements.

                                              College and University
                                             Facility Loan Trust One

                              Selected Financial Highlights for Each
                                     Class B Certificate Outstanding
                                    Throughout the Periods Indicated
                                                     (Notes 1 and 5)
================================================================================

Years Ended November 30,                1995         1994          1993          1992          1991
========================================================================================================
Net asset value, beginning of year    $  6.61       $  4.41       $  3.84       $  2.71       $  2.06
--------------------------------------------------------------------------------------------------------

Net investment income                    1.77          3.04          1.44          2.13          1.74

Provision for possible loan losses       (.40)         (.12)         --            --            --

Dividends to Class A Preferred
 Certificateholders:
   From net investment income            (.64)         (.42)         (.87)        (1.00)        (1.09)
   As tax return of capital              (.07)         (.30)         --            --            --
--------------------------------------------------------------------------------------------------------

Net asset value, end of year          $  7.27       $  6.61       $  4.41       $  3.84       $  2.71
========================================================================================================

Total investment return (a)               N/A           N/A           N/A           N/A           N/A

Net assets applicable to
 Class A Preferred Certificates,
 end of year                       $5 376 365    $5 233 897    $5 997 151    $6 781 396    $7 695 826

Net assets applicable to Class B
 Certificates, end of year         $7 281 153    $6 620 384    $4 418 852    $3 843 329    $2 715 563
========================================================================================================

Ratios and Supplemental Data:

   Ratio of expenses to average
    net assets applicable to
    Class B Certificates               133.48%(b)    180.25%(b)    274.18%(b)    344.39%(b)    514.76%(b)

   Ratio of net investment income
    to average net assets applicable
    to Class B Certificates             25.57%        55.24%        35.10%        64.89%        73.17%

   Number of Class B Certificates
    outstanding, end of period        1 001 643     1 001 643     1 001 643     1 001 643     1 001 643

(a)  The Trust's investments are recorded at amortized cost as discussed in Note
     2. Accordingly, the financial statements do not reflect the market value of such investments. For this reason, management believes that no meaningful information can be provided regarding "Total Investment Return" and has not included information under that heading.

(b) Excluding interest expense, the ratio of expenses to average net assets applicable to Class B Certificates was 7.96%, 11.64%, 13.68%, 16.23% and 24.94% in 1995, 1994, 1993, 1992 and 1991, respectively.


      The accompanying notes are an integral part of these financial statements.

                                              College and University
                                             Facility Loan Trust One

                                       Notes to Financial Statements
================================================================================

1.    Organization
      and Business           College and University Facility Loan Trust One (the
                             Trust) was formed on September 17, 1987 as a business trust under the laws of the Commonwealth of Massachusetts by a declaration of trust by The
                             First National Bank of Boston (the Owner Trustee), not in its individual capacity but solely as Owner
                             Trustee. During 1995, State Street Bank and Trust
                             Company replaced The First National Bank of Boston as Owner Trustee. The Trust is registered under the Investment Company Act of 1940 (as amended) as a diversified, closed-end, management investment company.

                             The Trust was formed for the sole purpose of raising funds through the issuance and sale of bonds (the Bonds). The Trust commenced operations on September 29, 1987 (the Closing Date) and issued Bonds in five tranches in the aggregate principal amount of $126,995,000. The Bonds constitute full recourse obligations of the Trust. The collateral securing the Bonds consists primarily of a pool of college and university facility loans (the Loans) to various postsecondary educational institutions and funds held under the indenture (the Indenture) and the investment agreements. The Loans were originated by or previously assigned to the United States Department of Education (ED) under the College Housing Loan Program or the Academic Facilities Loan Program. The Loans, which have been assigned to The First National Bank of Chicago (the Bond Trustee), are secured by various types of collateral, including mortgages on real estate, general recourse obligations of the borrowers, pledges of securities and pledges of revenues. As of the Closing Date, the Loans had a weighted average stated interest rate of approximately 3.16% and a weighted average remaining term to maturity of approximately 19.4 years. Payments on the Loans, pending semiannual bond payment dates, are managed by the Bond Trustee in various fund accounts and are invested under investment agreements (see Note
                             2) as specified in the Indenture.

                                              College and University
                                             Facility Loan Trust One

                                       Notes to Financial Statements
================================================================================

1.    Organization and
      Business (Concluded)   All payments on the Loans and earnings under the
                             investment agreements and any required transfers from the Expense, Reserve and Liquidity Funds are deposited to the credit of the Revenue Fund held by the Bond Trustee as defined within, and in accordance with, the Indenture. On each bond payment date, amounts on deposit to the credit of the Revenue Fund are applied in the following order of priority: to pay amounts due on the Bonds, to pay administrative expenses not previously paid from the Expense Fund, to fund the Expense Fund to the Expense Fund Requirement, to fund the Reserve
                             Fund to the Maximum Reserve Requirement, and to fund the Liquidity Fund to the Liquidity Fund
                             Requirement. Any funds remaining in the Revenue
                             Fund on such payment date are paid to the certificateholders in the order of priority discussed in Note 5.

                             On the Closing Date, certificates were issued by the Trust to ED as partial payments for the Loans. In December 1989, ED sold, through a private placement, all of its ownership interest in the Trust. This transaction was accounted for using the purchase method of accounting, resulting in a new measurement of the Trust's net assets.

2.    Summary of
      Significant
      Accounting
      Policies               (a) College and University Facility Loans

                             The Loans were purchased and recorded at a discount below par. Pursuant to a "no-action letter" that the Trust received from the Securities and Exchange Commission, the Loans (included in investments in the accompanying balance sheet) are being accounted for under the amortized cost method of accounting. Under this method, the difference between the cost of each Loan to the Trust and the scheduled principal and interest payments is amortized, assuming no prepayments of principal, and included in the Trust's income by applying the Loan's effective interest rate to the amortized cost of that Loan. The remaining balance of the purchase discount on the Loans as of November 30, 1995 was approximately $50,795,000. As a result of prepayments of Loans in the year ended November 30, 1995, additional interest income of approximately $282,500 was recognized.

                                              College and University
                                             Facility Loan Trust One

                                       Notes to Financial Statements
================================================================================

2.    Summary of
      Significant
      Accounting
      Policies
      (Continued)            (a) College and University Facility Loans
                             (Continued)

                             The Trust's policy is to discontinue the accrual of interest on Loans for which payment of principal or interest is 180 days or more past due or for such other Loans as considered necessary by management if collection of interest and principal is doubtful. When a Loan is placed on nonaccrual status, all previously accrued but uncollected interest is reversed against the current period's interest income. Subsequently, interest income is recorded when received. Payments are applied to interest first with the balance, if any, applied to principal. At November 30, 1995, two loans had been placed on nonaccrual status, as discussed in Note 6.

                             (b) Other Investments

                             Other investments, which are included in Investments on the accompanying balance sheet, consist of two unsecured investment agreements issued by the Federal National Mortgage Association bearing fixed rates of interest of 5% and 8%. These investments are carried at cost. These investment agreements terminate on the earlier of December 1, 2014 or the date on which the bonds are paid-in-full.

                             (c) Federal Income Taxes

                             It is the Trust's policy to comply with the requirements applicable to a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its investment company taxable income to its certificateholders each year. Accordingly, no federal or state income tax provision is required.

                             For tax purposes, the Loans were transferred to the Trust at their face values. Accordingly, the accretion of the purchase discount creates a permanent book-tax difference.

                                              College and University
                                             Facility Loan Trust One

                                       Notes to Financial Statements
================================================================================

2.    Summary of
      Significant
      Accounting
      Policies
      (Continued)            (d) Deferred Bond Issuance Costs

                             Deferred Bond issuance costs are being amortized using the effective interest-rate method, assuming that all mandatory semiannual payments will be made on the term bonds as discussed in Note 3.

                             (e) Accounting for Impairment of a Loan and Allowance for Possible Loan Losses

                             The Financial Accounting Standards Board issued Statement of Financial Accounting Standards (SFAS) No. 114, Accounting by Creditors for Impairment of a Loan, as amended by SFAS No. 118 (hereafter collectively referred to as SFAS 114). SFAS 114 requires that impaired loans, as defined, be measured based on the present value of the expected future cash flows discounted at the loan's effective interest rate or the fair value of the collateral if the loan is collateral dependent. The Trust adopted this statement as of December 1, 1994. The adoption of this statement did not have a material effect on the financial position or results of operations of the Trust.

                             Management is responsible for establishing an allowance for possible loan losses based on its best estimate of losses that might occur. Ultimate losses may vary from the current estimate. This estimate is reviewed periodically, and as a provision to the allowance for possible loan losses becomes necessary, it is reported in the period in which it becomes known. Allowances are established for those loans that, in the opinion of management, are deemed to be impaired and potentially uncollectible.

                             The allowance for possible loan losses is based on management's evaluation of the level of the allowance required in relation to the estimated loss exposure in the loan portfolio. Factors considered in evaluating the adequacy of the allowance include previous loss

                                              College and University
                                             Facility Loan Trust One

                                       Notes to Financial Statements
================================================================================

2.    Summary of
      Significant
      Accounting
      Policies
      (Concluded)            experience, current economic conditions and their
                             effect on borrowers, the performance of individual
                             Loans in relation to contract terms, adverse situations that may affect the borrower's ability to pay, and the estimated fair values of collateral.

                             The factors discussed above are inherently difficult to predict. Accordingly, the final outcome of these estimates and the ultimate realization of amounts on certain Loans may vary significantly from the amounts reflected in the accompanying financial statements.

                             (f) Presentation of Capital Distributions

                             On December 1, 1993, the Trust prospectively adopted the provisions of American Institute of Certified Public Accountants Statement of Position 93-2, "Determination, Disclosure and Financial Statement Presentation of Income, Capital Gain and Return of Capital Distributions by Investment Companies" (SOP 93-2). SOP 93-2 requires the Trust to report distributions that are in excess of tax basis earnings and profits as a tax return of capital and to present the capital accounts on a basis that approximates the amounts that are available for future distributions on a tax basis.

                             As all tax earnings and profits have been distributed, accumulated undistributed net investment income has been reclassified as paid-in capital. This reclassification results from permanent book and tax differences such as the receipt of tax-exempt interest income on certain Loans, the related interest expense on the Bonds, and the accretion of purchase discount on the Loans. This reclassification had no impact on the net investment income or net assets of the Trust.

                                              College and University
                                             Facility Loan Trust One

                                       Notes to Financial Statements
================================================================================

3.    Bonds                  The Bonds outstanding at November 30, 1995 consist
                             of the following:

                                                                  Principal
                                    Interest                        Amount
                             Type     Rate     Stated Maturity      (000s)
                             ===================================================
                             Term    10.20%    June 1, 2002         $45 149
                             Term    10.55     December 1, 2014      37 577
                             ---------------------------------------------------
                                                                    $82 726
                             ===================================================

                             The Bonds are being redeemed, in part, on a pro rata basis by application of mandatory semiannual payments which commenced June 1, 1994 in the case of the Bonds maturing on June 1, 2002, and commencing December 1, 2002 in the case of the Bonds maturing on December 1, 2014. The redemption price is equal to 100% of the principal amount to be redeemed plus interest accrued to the redemption date.

                             Interest on the Bonds is payable semiannually. On December 1, 1995, the Trust made the mandatory redemption of $4,264,672 on the Bonds maturing on June 1, 2002.

                             The aggregate scheduled maturities of the Bonds, including the scheduled mandatory redemptions at November 30, 1995, are as follows:

                                              College and University
                                             Facility Loan Trust One

                                       Notes to Financial Statements
================================================================================

3.    Bonds (Concluded)                                                  Amount
                             Fiscal Year                                 (000s)
                             ===================================================
                             1996                                       $ 7 241
                             1997                                         7 232
                             1998                                         6 912
                             1999                                         6 829
                             2000                                         6 169
                             Thereafter                                  48 343
                             ---------------------------------------------------
                             Total                                      $82 726
                             ===================================================

                             The Bonds are not subject to optional redemption by either the Trust or the bondholders.

                             In the event the Trust realizes negative cash flows, various reserve funds have been established and maintained such that, on or before such bond payment date, such funds may be used by the Bond Trustee to make any required payments on the Bonds and to pay operating expenses of the Trust.

                             As required by the Indenture, the scheduled future cash flows for Loans that are in default are excluded from the calculation of the reserve fund requirement. The impact of excluding Loans in default from the calculation increases the reserve fund requirement. The cash flows from the December 1, 1994 and June 1, 1995 Bond Payments were insufficient to fully fund the maximum reserve requirement. However, at December 1, 1995, the cash flows were sufficient to satisfy the maximum funding requirement of $7,249,868.


4.    Administrative
      Agreements             (a) Servicer

                             As compensation for the services provided under the servicing agreement, General Electric Capital Corporation (GECC) receives a collection fee. This fee is paid semiannually with respect to

                                              College and University
                                             Facility Loan Trust One

                                       Notes to Financial Statements
================================================================================

4.    Administrative
      Agreements
      (Concluded)            each Loan on each date of payment for such Loan.
                             The fee is equal to .055 of 1% of the outstanding principal balance of such Loan divided by the number of payments of principal and interest for such Loan in a calendar year. For the period ended
                             November 30, 1995, this fee totaled $77,194. GECC was also reimbursed for other related expenses of $9,861.

                             (b) Trustees

                             As compensation for services provided, the Owner and Bond Trustees are entitled under the Declaration of Trust and the Indenture to receive the following fees:

                             o The Owner Trustee, in its capacities as manager of the Trust and as Owner Trustee, received fees of $21,450 and $20,255, respectively, for the year ended November 30, 1995. In addition, the Owner Trustee was reimbursed $1,323 for out-of-pocket expenses.

                             o The Bond Trustee is entitled to an annual fee equal to .025 of 1% of the aggregate outstanding principal of the Bonds on the bond payment date immediately preceding the date of payment of such fee. The fee is payable semiannually, in advance, on each bond payment date. The Bond Trustee is also reimbursed for out-of-pocket expenses in an amount not to exceed 4% of the applicable annual fee. For the year ended November 30, 1995, the fees amounted to $21,798. In addition, the Bond Trustee was reimbursed $842 for out-of-pocket expenses.

5.    Certificates           The certificates comprise two classes, namely
                             13.25% Class A Preferred and Class B. The Class A
                             Preferred certificates have preference over the Class B certificates with respect to the payment of dividends, rights of redemption and liquidation payments. Dividends on the Class A Preferred certificates are payable in cash on each Distribution Date (defined below) at the rate of 13.25% per annum from amounts received by the Owner
                             Trustee pursuant to the Declaration of Trust. To the extent that such amounts are not sufficient to pay accrued dividends on any Class A Preferred certificates on any Distribution Date, such dividends will be paid in additional certificates of the Class A Preferred certificates. The Class A
                             Preferred certificates are required to be

                                              College and University
                                             Facility Loan Trust One

                                       Notes to Financial Statements
================================================================================

5.    Certificates
      (Concluded)            redeemed by the Trust, in whole or in part, on any
                             Distribution Date to the extent of the amount on deposit to the credit of the Revenue Fund, as discussed in Note 1, and after all accrued but unpaid dividends thereon have been paid in full. No distributions on the Class B certificates may be made until all Class A Preferred certificates have been fully redeemed. Following the redemption in full of the Class A Preferred certificates, on each Distribution Date, the holders of the Class B certificates will receive amounts paid to the Owner
                             Trustee pursuant to the Declaration of Trust, pro rata, in the same proportion that the par value of the certificates evidenced by each Class B certificate bears to the sum of the par value of the certificates evidenced by all of the Class B certificates.

                             Dividends and other payments are distributed to the certificateholders, while the Bonds are outstanding, on the second business day in each June and December (the Distribution Date) and, after the Bonds are paid in full, on the first business day of each month.

                             On December 4, 1995, the Trust paid $573,995 to the holders of the Class A Preferred certificates, of which $369,718 was for payment of dividends and $204,277 was a redemption of Class A Preferred certificates. These payments are reflected as liabilities in the accompanying balance sheet. As a result of the shortfalls in the reserve fund at December 1, 1994 and June 1, 1995, there was no cash available for distribution to the certificateholders, and the Trust issued additional Class A Preferred certificates to pay the accrued dividends as follows:

                                                Distribution         Payment
                             Bond Date               Date            In Kind
                             ===================================================

                             December 1, 1994   December 2, 1994    $325 201

                             June 1, 1995       June 2, 1995        $346 746


                             The certificateholders shall each be entitled to one vote per certificate.

                                              College and University
                                             Facility Loan Trust One

                                       Notes to Financial Statements
================================================================================

6.    Allowance for
      Possible Loan
      Losses An analysis of the allowance for possible loan losses for the year ended November 30, 1995 is summarized as follows:

                             Balance, beginning of year               $125 000
                             Provision                                 400 000
                             Charge-offs                                  --
                             ---------------------------------------------------

                             Balance, end of year                     $525 000
                             ===================================================

                             At November 30, 1995, the recorded investment in loans that are considered to be impaired under SFAS 114 was approximately $1,305,000 with a related allowance for possible loan losses of $350,000.

                             The average recorded investment in impaired loans during the year ended November 30, 1995 was approximately $1,388,000. For the year ended November 30, 1995, interest income recognized on impaired loans was approximately $168,000.

                             The amortized cost of the loans placed on nonaccrual status is approximately $1,305,000 at November 30, 1995. See "Allowance for Possible Loan Loss and Accounting for Impairment of a Loan" for a discussion of the Trust's impaired loans.

                                              College and University
                                             Facility Loan Trust One

                                       Notes to Financial Statements
================================================================================

7.    Loans                  Scheduled principal and interest payments on the
                             Loans as of November 30, 1995, excluding payments for Loans in Default, as defined in the Indenture, are as follows:

                                                Principal   Interest
                                                Payments    Payments    Total
                             Fiscal Year         (000s)      (000s)     (000s)
                             ===================================================

                             1996                $ 11 167    $ 3 940   $ 15 107
                             1997                  10 837      3 581     14 418
                             1998                  10 778      3 233     14 011
                             1999                  10 142      2 891     13 033
                             2000                   8 944      2 573     11 517
                             Thereafter            75 058     15 869     90 927
                             ---------------------------------------------------

                             Total               $126 926    $32 087   $159 013
                             ===================================================

                             Expected payments may differ from contractual payments because borrowers may prepay or default on their obligations. Accordingly, actual principal and interest payments on the Loans may vary significantly from the scheduled payments.

                             The following analysis summarizes the
                             stratification of the loan portfolio by type of collateral and institution as of November 30, 1995:

                                                               Amortized
                                                      Number      Cost
                                Type of Collateral   of Loans    (000s)      %
                             ===================================================

                             Loans secured by a
                              first mortgage           163      $38 038    48.0%

                             Loans not secured by
                              a first mortgage          99       41 141    52.0%
                             ---------------------------------------------------

                             Total Loans               262      $79 179   100.0%
                             ===================================================

                                              College and University
                                             Facility Loan Trust One

                                       Notes to Financial Statements
================================================================================

7.    Loans
      (Continued)                                               Amortized
                                                       Number      Cost
                                Type of Institution   of Loans    (000s)     %
                             ===================================================
                             Private                    168      $37 912   47.9%
                             Public                      94       41 267   52.1%
                             ---------------------------------------------------

                             Total Loans                262      $79 179  100.0%
                             ===================================================

                             The ability of a borrower to meet future debt service payments on a Loan will depend on a number of factors relevant to the financial condition of such borrower, including, among others, the size and diversity of the borrower's sources of revenues; enrollment trends; reputation; management expertise; the availability and restrictions on the use of endowments and other funds; the quality and maintenance costs of the borrower's facilities; and, in the case of some Loans to public institutions which are obligations of a state, the financial condition of the relevant state or other governmental entity and its policies with respect to education. The ability of a borrower to maintain enrollment levels will depend on such factors as tuition costs, geographical location, geographic diversity, quality of the student body, quality of the faculty and the diversity of program offerings.

                             The collateral for Loans that are secured by a mortgage on real estate generally consists of special purpose facilities, such as dormitories, dining halls and gymnasiums, which are integral components of the overall educational setting. As a result, in the event of borrower default on a Loan, where a restructuring of debt service payments is not achieved, the Trust's ability to realize the outstanding balance of the Loan through the sale of the underlying collateral may be negatively impacted by the special purpose nature and location of such collateral.

                                              College and University
                                             Facility Loan Trust One

                                       Notes to Financial Statements
================================================================================

7.    Loans
      (Concluded)            A number of borrowers are currently experiencing
                             adverse changes in their financial condition due to declining enrollment, increasing costs and a decline in endowments, grants, private gifts, and State and Federal funding. Many of these potentially troubled borrowers are developing and implementing strategic plans to improve their financial position; the plans generally include taking actions to control costs and increase revenues through tuition increases, fundraising campaigns, higher enrollment and a reduction of faculty.

                             Due to the special purpose nature of the borrowers' properties, the ability of such troubled borrowers to repay their loans may ultimately be dependent on the future success of the institutions' programs.

8.    Fair Value
      of Financial
      Instruments            SFAS No. 107, "Disclosures about Fair Value of
                             Financial Instruments," allows for the use of a wide range of valuation techniques; therefore, it may be difficult to compare the Trust's fair value information to public market information or to other fair value information. Accordingly, the fair value information presented below does not purport to represent, and should not be construed to represent, the underlying "market" value of the Trust's net assets or the amounts that would result from the sale or settlement of the related financial instruments. Further, as the assumptions inherent in fair value estimates change, the fair value estimates will change.

                             Current market prices are not available for most of the Trust's financial instruments since an active market generally does not exist for such instruments. In accordance with the terms of the Indenture, the Trust is required to hold all of the Loans to maturity and to use the cash flows therefrom to retire the Bonds. Accordingly, the Trust has estimated the fair values of its financial instruments using a discounted cash flow methodology. This methodology is similar to the approach used at the formation of the Trust to determine the carrying amounts of these

                                              College and University
                                             Facility Loan Trust One

                                       Notes to Financial Statements
================================================================================

8.    Fair Value
      of Financial
      Instruments
      (Concluded)            instruments for financial reporting purposes. In
                             applying the methodology, the calculations have been adjusted for the change in the relevant market rates of interest, the estimated duration of the instruments and an internally developed credit risk rating of the instruments. All calculations are based on the scheduled principal and interest payments on the Loans because the prepayment rate on these loans is not subject to estimate.

                             The estimated fair value of each category of the Trust's financial instruments and the related book value presented in the accompanying balance sheet as of November 30, 1995 are as follows:

                                                       Book Value    Fair Value
                                                          (000s)        (000s)
                             ===================================================

                             Loans                       $78 654*      $107 761

                             Investment Agreements:
                               Revenue Fund               16 555         14 686
                               Liquidity Fund              2 496          1 698
                             ---------------------------------------------------

                                                         $97 705       $124 145
                             ===================================================

                             Bonds                       $82 726       $102 904
                             ===================================================

                             * Net of Allowance for Possible Loan Losses of $525,000.

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST ONE

                             SCHEDULE OF INVESTMENTS

                                November 30, 1995

                          (Dollar Amounts in Thousands)

Outstanding                                                      Stated                    Internal   Amortized
Principal                                                       Interest    Maturity       Rate of   Cost (Notes
 Balance                       Description                       Rate %       Date         Return %    1 and 2)
-----------  -----------------------------------------------    --------    --------       --------  -----------
             COLLEGE AND UNIVERSITY LOANS (80.5%)
             ---------- A ---------
    $1,530   Albion College                                       3.00      10/01/2015       12.51       $733
       198   Albion College                                       3.00      11/01/1999       12.74        158
       215   Albright College                                     3.50      05/01/2001       11.70        174
       470   Alfred University                                    3.00      11/01/2007       12.41        283
       140   Allegheny College                                    3.00      07/01/1999       12.73        113
       122   Allegheny College                                    3.50      07/01/2001       12.83         91
       640   Alma College                                         3.00      04/01/2010       11.87        374
       395   Alverno College                                      3.375     10/01/2003       12.52        275
       199   American Graduate School of
               International Management                           3.00      11/01/2010       12.59        110
       325   Anderson College                                     3.00      03/01/2010       13.02        179
     1,319   Appalachian State University                      3.00-3.625   07/01/2004       11.80        909
        98   Arizona State University                             2.75      10/01/1996       12.02         89
        71   Arizona State University                             2.875     10/01/1997       11.94         62
       552   Arizona State University                             3.50      10/01/2003       11.72        402
       226   Atlantic Union College                               3.00      05/01/2023       12.68         91
     1,590   Augsburg College                                     3.00      04/01/2016       12.95        748
       898   Azusa Pacific University                             3.00      04/01/2017       12.96        409
             ---------- B ---------
       755   Baptist College at Charleston                        3.00      03/01/2014       12.96        371
       124   Barnard College                                      3.125     04/01/1999       12.82        105
        68   Beloit College                                       3.00      11/01/1996       13.12         62
       109   Benedict College                                     3.00      11/01/2006       12.42         68
        38   Bethune-Cookman College                              3.00      10/01/2000       12.71         29
       373   Birmingham-Southern College                          3.00      10/01/2006       12.48        237
       528   Birmingham-Southern College                          3.00      10/01/2010       12.47        290
       182   Black Hills State College                            3.00      10/01/2005       11.76        122
       129   Black Hills State College                            3.00      10/01/2007       11.77         81
       974   Boston University                                    3.00      12/31/2022       11.87        419
       238   Bryan College                                        3.00      02/01/2010       12.68        133
        78   Buena Vista College                                  3.625     02/01/2001       13.45         60
       237   Buena Vista College                                  3.00      11/01/2009       12.41        135
             ---------- C ---------
     2,460   California State University                          3.00      11/01/2012       10.57      1,428
       682   Carnegie - Mellon University                         3.00      11/01/2017       10.45        363
     2,235   Case Western Reserve University                      3.00      04/01/2016       10.54      1,223
        67   Centenary College of Louisiana                       2.875     10/01/1999       12.82         53
        52   Central Missouri State                               2.875     07/01/1997       11.89         45
       238   Central Missouri State                               3.125     07/01/2000       11.83        187
       384   Central Missouri State                               3.50      07/01/2001       11.80        293
        39   Central State College                                2.75      12/01/1996       10.66         36
       394   Central Washington University                        3.50      10/01/1999       10.99        335
       899   Central Washington University                        3.75      10/01/2004       11.03        661
        60   Chaminade College of Honolulu                        3.50      10/01/2002       12.55         44

   The accompanying notes are an integral part of these financial statements.

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST ONE

                             SCHEDULE OF INVESTMENTS

                                November 30, 1995

                          (Dollar Amounts in Thousands)
                                   (Continued)

Outstanding                                                      Stated                    Internal   Amortized
Principal                                                       Interest    Maturity       Rate of   Cost (Notes
 Balance                       Description                       Rate %       Date         Return %    1 and 2)
-----------  -----------------------------------------------    --------    --------       --------  -----------
      $330   Chaminade College of Honolulu                        3.00      10/01/2011       12.47       $177
       106   Champlain College                                    3.00      10/01/2010       12.66         59
       385   Claflin College                                      3.00      11/01/2002       12.57        278
       177   Clark College                                        3.00      11/01/1999       12.75        141
     1,100   College of Charleston                                3.00      07/01/2016       12.02        517
       665   College of St. Thomas                                3.00      04/01/2017       12.95        303
        91   College of the Virgin Islands                        3.50      11/01/1996       12.02         84
       779   College of the Virgin Islands                        3.00      10/01/2004       11.83        530
       110   Colorado State University                            2.75      04/01/1997       12.63        100
       476   Colorado State University                            3.50      04/01/2001       12.17        375
     1,450   Colorado State University                            3.625     04/01/2005       11.98      1,015
       439   Community College of Rhode Island                    3.00      04/01/2018       12.10        207
       860   Concordia College                                    3.00      05/01/2011       12.64        468
       109   Contra Costa College                                 3.00      04/01/2009       12.34         64
       110   Cornell University                                   3.00      11/01/1999       10.84         93
       510   CUNY, Queens College                                 3.00      06/15/2013       11.68        302
       433   Curry College                                        3.00      04/01/2010       12.74        242
             ---------- D ---------
        30   Daemen College                                       3.00      04/01/1996       13.18         27
        51   Dana College                                         3.50      04/01/2001       13.39         39
       365   Daniel Webster College                               3.00      04/01/2019       12.99        157
        42   David Lipscomb College                               3.00      11/01/1996       13.12         38
       429   Dean Junior College                                  3.00      04/01/2016       12.96        204
        78   Dillard University                                   3.375     04/01/2002       13.41         59
       135   Dillard University                                   3.00      11/01/2000       12.68        105
        55   Dormitory Authority of New York                      3.00      07/01/1998       12.77         41
     1,375   Drake University                                     3.00      10/01/2012       12.71        715
       260   Drexel University                                    3.75      05/01/2000       11.72        222
             ---------- E ---------
       576   Eckerd College                                       3.50      07/01/2003       12.53        401
        71   Eckerd College                                       3.75      03/01/2005       13.04         48
       192   Emory University                                     3.375     07/01/2002       12.59        141
       410   Emory University                                     3.375     03/01/2003       13.25        290
       535   Emporia State University                             3.00      04/01/2009       12.33        317
             ---------- F ---------
       394   Fairleigh Dickinson University                       3.50      11/01/2003       11.66        286
       127   Fairleigh Dickinson University                       3.00      11/01/2020       12.09         57
        44   Findlay College                                      3.375     07/01/2002       12.56         32
        59   Findlay College                                      3.00      11/01/1997       12.96         51
       445   Florida Atlantic University                          3.00      07/01/2006       11.85        282
        88   Florida Institute of Technology                      3.00      02/01/2006       13.17         55
         7   Florida Southern College                             3.00      11/01/1996       13.27          6
       205   Foothill College                                     3.00      10/01/2006       11.76        131
        87   Fort Hays State University                           3.00      10/01/1998       11.88         73
       360   Fort Hays State University                           3.375     10/01/2002       11.74        267
        82   Fort Lewis College                                   3.125     10/01/1999       11.84         67

   The accompanying notes are an integral part of these financial statements.

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST ONE

                             SCHEDULE OF INVESTMENTS

                                November 30, 1995

                          (Dollar Amounts in Thousands)
                                   (Continued)

Outstanding                                                      Stated                    Internal   Amortized
Principal                                                       Interest    Maturity       Rate of   Cost (Notes
 Balance                       Description                       Rate %       Date         Return %    1 and 2)
-----------  -----------------------------------------------    --------    --------       --------  -----------
       $25   Fort Worth Christian College                         3.00      03/01/1998       13.87        $21
        16   Franklin and Marshall College                        2.75      05/01/1996       14.53         15
             ---------- G ---------
       894   Gordon College                                       3.50      04/01/2013       12.84        475
     1,575   Grambling State University                        3.00-3.75    10/01/2005       11.70      1,071
        23   Greenville College                                   2.875     04/01/1997       14.15         21
             ---------- H ---------
        10   Hamline University                                   2.75      06/01/1996       12.82          9
       169   Hampshire College                                    3.00      11/01/2006       12.43        105
       800   Harcum Junior College                                3.00      11/01/2015       12.44        384
       490   Haverford College                                    3.625     11/01/2013       12.29        264
        65   High Point College                                   3.375     12/01/2002       11.63         48
       215   High Point College                                   3.00      12/01/2007       11.72        133
        18   Houston Tillotson College                            2.75      04/01/1996       14.44         17
     2,647   Howard University                                    3.00      06/01/2013       12.01      1,383
             ---------- I ---------
     1,410   Indiana University                                   3.50      04/01/2000       11.56      1,170
       354   Inter American University of San Juan             2.75-3.00    12/01/2001       11.63        279
     1,325   Iowa State University of Ames                        3.00      07/01/2007       10.63        865
             ---------- J ---------
       540   Jackson State University                             3.00      01/01/2007       12.50        335
       118   Jarvis Christian College                             3.50      04/01/2001       13.41         90
       621   Jarvis Christian College                             3.00      04/01/2019       12.96        272
        73   John Carroll University                              2.75      01/01/1997       14.22         65
             ---------- K ---------
        85   Kansas Newman College                                3.125     04/01/2000       13.71         69
       198   Kansas Newman College                                3.00      04/01/2006       13.10        124
       440   Kansas State University                              3.375     04/01/2002       11.79        337
       164   Kansas State University                              3.50      04/01/2000       11.52        136
       473   Kent State University                                2.875     12/01/1999       10.01        406
     1,660   Kent State University                                3.00      12/01/2008       10.55      1,060
       200   Kenyon College                                       3.00      11/01/1999       10.69        167
       134   Kirksville College of Kirksville, Missouri           3.125     12/01/2000       11.63        106
       224   Knox College                                         3.00      05/01/2007       12.72        138
             ---------- L ---------
        13   Lamar University                                     2.75      04/01/1996       11.09         12
        89   Lambuth College                                      3.00      05/01/1998       14.06         79
        17   Lambuth College                                      3.00      06/01/1996       12.86         15
       303   Laredo Junior College                                3.00      08/01/2009       11.82        176
       194   Lawrence University                                  3.375     04/01/2002       13.34        142
        41   Lincoln College                                      3.00      12/01/1998       11.63         34
       138   Linfield College                                     3.125     10/01/1999       12.80        110
       685   Long Island University                               3.00      06/01/2016       12.34        320
       882   Long Island University                               3.75      10/01/2005       12.42        588
       265   Louisiana State University                           3.50      07/01/2002       10.50        209
       870   Louisiana State University                           3.50      04/01/2002       11.10        682

   The accompanying notes are an integral part of these financial statements.

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST ONE

                             SCHEDULE OF INVESTMENTS

                                November 30, 1995

                          (Dollar Amounts in Thousands)
                                   (Continued)

Outstanding                                                      Stated                    Internal   Amortized
Principal                                                       Interest    Maturity       Rate of   Cost (Notes
 Balance                       Description                       Rate %       Date         Return %    1 and 2)
-----------  -----------------------------------------------    --------    --------       --------  -----------
      $332   Louisiana Tech University                            3.50      04/01/2000       12.72       $277
       210   Loyola University - Mundelein Branch                 3.125     10/01/2000       12.70        161
        73   Lynchburg College                                    3.00      11/01/1998       12.83         61
             ---------- M ---------
        26   Marymount University                                 3.75      05/01/1996       14.26         25
       560   McKendree College                                    3.00      04/01/2007       13.07        339
        34   Medical College of Wisconsin                         3.00      10/01/1997       13.01         29
       223   Medical College of Wisconsin                         3.00      10/01/1999       12.79        177
        32   Menlo College                                        2.875     04/01/1997       14.28         29
       108   Merrimack College                                    2.875     04/01/1999       13.83         89
       812   Michigan State University                            3.00      05/01/2020       10.96        397
     1,713   Middlebury College                                   3.00      04/01/2018       12.87        861
        77   Midland Lutheran College                             3.50      04/01/2001       13.41         59
        74   Midland Lutheran College                             2.875     04/01/1999       13.77         60
       386   Mississippi State University                         2.75      12/01/1997       10.70        340
       582   Mississippi State University                         3.50      12/01/2001       10.82        467
       130   Mississippi Valley State                             3.00      07/01/2008       11.89         79
       633   Missouri Southern State College                      3.00      12/01/2008       10.56        389
       386   Missouri Western State College                       3.00      10/01/2008       11.77        233
       515   Montclair State College                              3.00      07/01/2008       11.32        315
       325   Monterey Peninsula College                           3.00      10/01/2018       11.95        149
       127   Montreat-Anderson College                            3.00      12/01/2019       12.19         58
       415   Moravian College                                     3.00      11/01/2000       12.67        318
        56   Morehouse College                                    2.875     07/01/1999       10.48         47
       161   Morehouse College                                    3.375     07/01/2001       10.57        127
     1,100   Morris College                                       3.00      11/01/2013       12.42        557
         8   Morris College                                       3.00      01/01/1996       11.48          8
             ---------- N ---------
       458   New England College                                  3.625     10/01/2013       12.37        248
     1,130   New England College                                  3.00      04/01/2019       12.96        495
        21   North Carolina Agriculture
               and Technical State University                     3.00      07/01/1997        9.35         19
       155   North Carolina Agriculture
               and Technical State University                     3.75      07/01/2004       10.02        117
        54   North Carolina Central University                    3.00      11/01/1998       11.83         46
     1,325   North Carolina State University                      3.00      09/01/2006        8.02      1,010
       258   North Carolina State University                      3.00      09/01/1998        6.63        240
       176   Northeastern University                              3.00      05/01/1999       13.10        142
        22   Northwest Nazarene College                           3.125     04/01/1996       14.42         21
       183   Northwest Nazarene College                           3.00      11/01/2001       12.60        135
             ---------- O ---------
       160   Occidental College                                   3.50      10/01/2001       12.62        120
       244   Ohio Valley Hospital                                 3.75      10/01/2005       12.43        163
     2,455   Old Dominion University                              3.00      06/01/2013       11.70      1,287
       179   Ouachita Baptist University                          3.375     12/01/2002       11.63        128

   The accompanying notes are an integral part of these financial statements.

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST ONE

                             SCHEDULE OF INVESTMENTS

                                November 30, 1995

                          (Dollar Amounts in Thousands)
                                   (Continued)

Outstanding                                                      Stated                    Internal   Amortized
Principal                                                       Interest    Maturity       Rate of   Cost (Notes
 Balance                       Description                       Rate %       Date         Return %    1 and 2)
-----------  -----------------------------------------------    --------    --------       --------  -----------
             ---------- P ---------
      $108   Pacific University                                   3.50      10/01/2001       12.66        $83
       142   Pacific University                                   3.00      11/01/1999       12.75        113
        75   Pan American University                              3.50      10/01/2000       11.00         62
        10   Paul Quinn College                                   3.00      09/01/1998        8.06          9
       489   Pittsburg State University                           3.75      04/01/2005       12.30        343
       602   Point Loma Nazarene College                          3.75      04/01/2005       13.05        408
        84   Post College                                         3.00      10/01/1998       12.90         70
       144   Providence Hospital                                  3.375     01/01/2002       11.33        111
        84   Purdue University                                    2.75      07/01/1996        7.17         80
        82   Purdue University                                    2.875     07/01/1996        7.06         78
       840   Purdue University                                    3.50      07/01/2001       10.26        670
             ---------- R ---------
        25   Reed College                                         2.875     10/01/1997       13.03         22
         6   Regis College                                        3.00      11/01/1996       12.71          5
       317   Riverside Hospital                                   3.00      04/01/2007       13.09        195
       773   Rivier College                                       3.625     04/01/2014       12.78        408
        33   Russell Sage College                                 2.75      03/01/1996       14.38         31
             ---------- S ---------
       435   San Diego State University                           3.00      11/01/2021       11.93        189
       910   San Francisco State University                       3.00      11/01/2021       11.93        399
     1,251   Sarah Lawrence College                               3.00      11/01/2021       12.64        533
       383   Scripps College                                      3.00      10/01/2005       12.51        248
       150   Simpson College                                      3.375     07/01/2001       12.18        106
       276   South Dakota State University                        3.125     04/01/2000       12.76        229
     1,685   South Dakota State University                        3.00      04/01/2016       12.31        827
        69   South Plains Junior College District                 3.125     10/01/1999       11.85         56
     1,630   Southeast Missouri State                             3.50      04/01/2005       12.32      1,116
       341   Southern Arkansas University                         3.75      10/01/2004       11.76        243
       365   Southern Methodist University                        3.00      10/01/1998       12.87        303
        81   Southern Nazarene University                         3.125     04/01/2000       13.60         64
       112   Spring Arbor College                                 3.00      11/01/2000       12.67         86
       205   Springfield College                                  3.00      05/01/2011       12.59        112
       126   St. Augustine's College                              3.00      11/01/2001       12.61         94
       237   St. Edward's University                              3.625     04/01/2013       12.80        128
       430   St. Francis College                                  3.50      05/01/2001       12.88        329
        93   St. Mary's University of San Antonio                 3.00      10/01/1997       13.01         80
       561   St. Mary's University of San Antonio                 3.75      11/01/2002       12.47        413
        49   St. Michael's College                                2.875     04/01/1997       14.19         44
       270   St. Michael's College                                3.00      04/01/2008       13.06        163
       571   Stanford University                                  3.125     04/01/2002        9.82        465
       415   Stanford University                                  3.00      05/01/1999        9.61        370
     1,016   Stanford University                                  3.00      05/01/2024       10.40        484
       128   Stetson University                                   3.50      09/01/2001       12.48         98
        45   Stillman College                                     3.00      02/01/2007       13.24         28
     2,877   Suomi College (A)                                    3.00      08/01/2014       12.70      1,150

   The accompanying notes are an integral part of these financial statements.

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST ONE

                             SCHEDULE OF INVESTMENTS

                                November 30, 1995

                          (Dollar Amounts in Thousands)
                                   (Continued)

Outstanding                                                      Stated                    Internal   Amortized
Principal                                                       Interest    Maturity       Rate of   Cost (Notes
 Balance                       Description                       Rate %       Date         Return %    1 and 2)
-----------  -----------------------------------------------    --------    --------       --------  -----------
      $205   Susquehanna University                               3.00      11/01/2006       12.44       $127
       465   Susquehanna University                               3.625     11/01/2014       12.32        244
       163   Swarthmore College                                   3.00      11/01/2013       12.30         83
             ---------- T ---------
       750   Taylor University                                    3.00      10/01/2010       12.45        410
       563   Temple University                                    3.375     11/01/2014       11.99        300
       455   Temple University                                    2.875     05/01/1999       13.18        375
       215   Texas Christian University                           3.00      04/01/1998       13.97        185
       387   Texas College                                        3.00      04/01/2007       13.09        236
        65   Texas Tech University                                3.00      03/01/1996       10.60         62
       808   Texas Tech University                                3.625     03/01/2013       10.80        485
     5,820   Texas Tech University                             3.375-3.50   03/01/2012       10.83      3,521
       140   Tougaloo College                                     3.00      06/01/2021       12.44         59
       961   Tufts University                                     3.625     10/01/2004       12.47        662
             ---------- U ---------
        45   Union College                                        3.00      10/01/1997       10.23         40
     2,031   University of Alabama                                3.00      05/01/2021       12.27        896
       169   University of Alaska                                 3.125     04/01/2001       12.63        132
       276   University of Arkansas at Monticello                 3.625     04/01/2004       12.40        195
        52   University of Arkansas at Little Rock                2.875     04/01/1999       12.01         44
        10   University of Arkansas at Pine Bluff                 3.00      11/01/1996       12.14          9
        69   University of Chicago                                2.75      01/01/1997       14.22         61
       165   University of Chicago                                3.00      06/01/1998       12.59        136
        59   University of Chicago                                3.50      12/01/2001       11.63         45
     1,119   University of Florida                                3.00      01/01/1999       12.70        916
     1,478   University of Florida                                3.00      01/01/2005       12.51        983
     1,335   University of Hawaii at Manoa                        3.00      10/01/2006       11.76        856
     1,842   University of Missouri at Columbia                   3.625     05/01/2004       11.63      1,351
        65   University of Missouri at Rolla                      2.875     05/01/1998       12.01         57
       128   University of Missouri at Rolla                      3.50      05/01/2003       11.68         97
       272   University of Montevallo                             3.00      05/01/2023       12.30        114
       162   University of Nebraska                               3.00      07/01/2013       10.59         92
       559   University of North Carolina                      2.875-3.50   07/01/2002       10.60        435
     1,585   University of North Carolina                         3.00      01/01/2018       11.49        781
     1,960   University of Notre Dame                             3.00      04/01/2018       12.95        873
       190   University of Pittsburgh                             3.00      11/01/1999        9.95        161
       340   University of Portland                               3.00      04/01/2013       12.95        172
       784   University of Rochester                              3.375     10/01/2002       10.77        609
     1,440   University of Rochester                              3.00      10/01/2006       10.92        959
     1,033   University of South Dakota                           3.625     10/01/2013       11.74        575
     2,565   University of South Florida                          3.00      07/01/2013       11.97      1,328
       344   University of Steubenville                           3.375     04/01/2012       12.88        185
       376   University of Steubenville                           3.00      04/01/2017       12.96        172
     3,137   University of Vermont                                3.00      10/01/2019       12.19      1,420
        74   University of Washington                             2.75      08/01/1996       12.01         67
       245   University of Washington                             3.50      08/01/2000       11.06        198

   The accompanying notes are an integral part of these financial statements.

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST ONE

                             SCHEDULE OF INVESTMENTS

                                November 30, 1995

                          (Dollar Amounts in Thousands)
                                   (Continued)

Outstanding                                                      Stated                    Internal   Amortized
Principal                                                       Interest    Maturity       Rate of   Cost (Notes
 Balance                       Description                       Rate %       Date         Return %    1 and 2)
-----------  -----------------------------------------------    --------    --------       --------  -----------
      $170   Upsala College (A)                                   2.75      10/01/1996       12.65       $155
     1,045   Utah State University                                3.50      04/01/2002       11.76        805
             ---------- V ---------
     1,389   Vanderbilt University                                3.00      08/01/2005       10.69        954
       908   Vanderbilt University                                3.00      06/30/2009       10.39        577
             ---------- W ---------
       425   West Virginia Institute of Technology                3.00      06/01/1999       11.66        343
       522   West Virginia Wesleyan College                       3.50      05/01/2002       13.43        362
       255   Western Carolina University                          3.75      11/01/2001       11.67        199
     1,520   Western Maryland College                             3.00      11/01/2016       12.44        713
       220   Western Washington University                        3.00      10/01/2007       11.16        140
       125   Whittier College                                     3.50      04/01/2001       13.53         99
             ---------- X ---------
       620   Xavier University                                    3.00      10/01/2017       12.54        279
  --------                                                                                            -------
  $129,974   Total College and University Loans                                                       $79,179
  --------                                                                                            -------
             Allowance for Possible Loan Losses                                                           525
                                                                                                      -------
             Net College and University Loans                                                         $78,654
                                                                                                      -------

             INVESTMENT AGREEMENTS (19.5%)

    $2,496   FNMA #787 Liquidity Fund                             8.00      12/01/2014        8.00     $2,496
    16,555   FNMA #786 Revenue Fund                               5.00      12/01/2014        5.00     16,555
  --------                                                                                            -------
   $19,051   Total Investment Agreements                                                              $19,051
  --------                                                                                            -------
  $149,025   Total Investments (100.0%)                                                               $97,705
  ========                                                                                            =======

(A) This institution has been placed on nonaccrual status as more fully described in Note 6.

   The accompanying notes are an integral part of these financial statements.